Offerings	Aug. 20, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of common stock, preferred stock, debt securities, warrants, subscription receipts and units to be sold by the Registrant from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $250,000,000, less the aggregate dollar amount of all securities previously issued hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of common stock, preferred stock, debt securities, warrants, subscription receipts and units to be sold by the Registrant from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $250,000,000, less the aggregate dollar amount of all securities previously issued hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of common stock, preferred stock, debt securities, warrants, subscription receipts and units to be sold by the Registrant from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $250,000,000, less the aggregate dollar amount of all securities previously issued hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of common stock, preferred stock, debt securities, warrants, subscription receipts and units to be sold by the Registrant from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $250,000,000, less the aggregate dollar amount of all securities previously issued hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of common stock, preferred stock, debt securities, warrants, subscription receipts and units to be sold by the Registrant from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $250,000,000, less the aggregate dollar amount of all securities previously issued hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of common stock, preferred stock, debt securities, warrants, subscription receipts and units to be sold by the Registrant from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $250,000,000, less the aggregate dollar amount of all securities previously issued hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,275.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of common stock, preferred stock, debt securities, warrants, subscription receipts and units to be sold by the Registrant from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $250,000,000, less the aggregate dollar amount of all securities previously issued hereunder.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.